Property and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Property And Equipment Textual [Abstract]
Depreciation expense	$ 277	$ 297	$ 391	$ 445